Commitments and contingencies (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Operating Leased Assets [Line Items]
Operating lease expense	$ 781,710	$ 831,450	$ 881,089
Office premises [Member]
Operating Leased Assets [Line Items]
Operating lease expense	700,402	726,893	778,364
Residential apartments for employees [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 81,308	$ 104,557	$ 102,725